Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets
8.	Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Prepayments to suppliers, net	156,958	220,184	33,745
Capitalized listing expenses	35,261
Prepaid expenses	21,436	512	78
Other receivables, net	3,195	6,735	1,032
VAT recoverable	—	1,615	248
Total	216,850	229,046	35,103

As of December 31, 2019, and 2020, prepayments to suppliers and other receivables are net of allowance for doubtful accounts of RMB41,569 and RMB44,745 (US$6,857), respectively.